Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	BRAZIL POTASH CORP.
Entity Current Reporting Status	Yes
Entity Central Index Key	0001472326
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	53,692,089
Entity Shell Company	false
Entity Emerging Growth Company	true
Title of 12(b) Security	Common shares, no par value
Trading Symbol	GRO
Security Exchange Name	NYSEAMER
Entity File Number	001-42423
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	416
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	MNP LLP,
Auditor Firm ID	1930
Auditor Location	Mississauga, Canada
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Brazil Potash Corp. and its subsidiary (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of loss and other comprehensive loss, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025 and 2024, and the results of its consolidated operations and its consolidated cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board.

Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Matthew Simpson
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	416
City Area Code	+1
Local Phone Number	(416) 309-2963
Contact Personnel Email Address	info@brazilpotash.com